Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Details) [Line Items]
Claims adjustment amount	$ 7,920,000
Legal proceedings contingencies, description	When the Company closed the Lixin Acquisition on December 20, 2019, 17 legal proceedings were concluded after the enforcement, and one case with a claim of approximately $2.95 million (including principal of $2.85 million and interest of $0.1 million) was adjudicated and in the process of enforcement.
Guarantee	$ 35,103,876
Weighted average remaining lease term	3 years 6 months
Operating lease discount rates	4.75%
Rental expense	$ 78,756	$ 10,896
Financial Guarantee [Member]
Commitments and Contingencies (Details) [Line Items]
Guarantee	4,283,608
One Financial Guarantee Customer [Member]
Commitments and Contingencies (Details) [Line Items]
Guarantee	2,845,248
Nine Financial Guarantee Customer [Member]
Commitments and Contingencies (Details) [Line Items]
Guarantee	1,438,360
Payment Guarantee [Member]
Commitments and Contingencies (Details) [Line Items]
Guarantee	$ 4,283,608